Events After the Reporting Period	12 Months Ended
Dec. 31, 2023
Events After the Reporting Period
Events After the Reporting Period

Note 33 Events After the Reporting Period

In February 2024, Calliditas Therapeutics AB announced that the United States Patent and Trademark Office (USPTO) issued patent no. 11896719, entitled “New Pharmaceutical Compositions, on January 24, 2024 with validity as of today, February 13, 2024. This is Calliditas’ second patent for TARPEYO in the United States, and provides product protection until 2043.

The patent covers a method of treating IgA nephropathy with a composition that encompasses TARPEYO® (budesonide) delayed release capsules, developed under the name “NEFECON®”. Filing for listing in the Orange Book has thus been made. Calliditas intends to file corresponding patent applications in additional territories around the world, including Europe and China. Book has thus been made. Calliditas intends to file corresponding patent applications in additional territories around the world, including Europe and China.

In March 2024, Calliditas Therapeutics AB announced that the FDA has granted an orphan drug exclusivity period of seven years for TARPEYO®, expiring in December 2030 based on when the company obtained full approval with a new indication for this drug product. Following full approval in December 2023, TARPEYO® (budesonide) indicated “to reduce the loss of kidney function in adults with primary immunoglobulin A nephropathy (IgAN) who are at risk for disease progression”. The exclusivity period reflects the new indication covering all adult patients with primary IgAN at risk of disease progression based on a confirmed reduction of kidney loss reflecting a clinical benefit on kidney function for adult patients with primary IgAN.